SCHEDULE OF LOCAL AND FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Loss before income tax	$ 8,390	$ (144,777)	$ (117,136)	$ (166,727)	$ (19,352)		$ (261,914)	$ (19,352)	$ (253,523)	$ (186,192)	$ (312,597)
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Loss before income tax	(3,904)	(161,170)	(4,188)	(102,948)			(165,359)		(169,263)	(102,948)	(116,596)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss before income tax	$ 12,294	$ 16,393	$ (112,948)	$ (63,779)	$ (19,352)		$ (96,555)	$ (19,352)	$ (84,260)	$ (83,244)	$ (196,001)